Jul. 24, 2026
Baillie Gifford U.S. Equity Growth ETF
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Other Expenses(a)	0%
Total Annual Fund Operating Expenses	0.60%

(a)	Estimated for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

1 Year	$62
3 Years	$192

1 Year	$62
3 Years	$192

The fourth paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby restated in its entirety as follows:

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and manage and construct the portfolio relative to the Russell 1000 Growth Index, however Fund holdings could materially diverge from benchmark listings . Under normal circumstances, the intended outcome of this approach is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund’s benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

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BAILLIE GIFFORD ETF TRUST

Baillie Gifford U.S. Equity Growth ETF

(the “Fund”)

Supplement dated July 24, 2026 to the Prospectus and the Statement of Additional Information (“SAI”), each dated June 1, 2026, as supplemented or revised from time to time